Note 7 - Investment Securities Available for Sale - Debt Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Due after one year through five years, amortized cost	$ 360
Due after one year through five years, fair value	354
Due after ten years, amortized cost	9,252
Due after ten years, fair value	9,201
Amortized cost	9,612	$ 3,023
Fair value	$ 9,555